                                         Andrew Chien

                                         President

                                         USChina Channel Inc.

                                         665 Ellsworth Avenue

                                         New Haven, CT 06511

VIA Edgar

April 24, 2007

U.S. Securities and Exchange Commission

Division of Corporate Finance

Mail Stop 3561

Washington, DC   20549

Re:  USChina Channel Inc. (the "Company")

Registration Statement of Form SB-2/A

Amendment #5

File number: 333-137437

Attention:       John D. Reynolds

                 Assistant Director

                 Office of Emerging Growth Companies

                 Goldie B. Walker

                 Financial Analyst

Dear Sir or Madam:

Thank you for your correspondence dated April 24, 2007,

("Correspondence") with reference to the Company's Registration

Statement on Form SB-2/A filed on April 13 & 17, 2007. In reply to your comments, we have attempted to provide you with full and complete information.

Comment:

In response to comment two of our last letter, you indicate that the article previously posted on your website under heading “Difficulties After Going Public” has been removed. In addition, according to letters dated April 16 and 19,2007, the article was replaced with links to an SEC filing and links to PCAOB rulings. Given the prior postings on your website alleging violations of the federal securities laws by named parties and the possibility of similar future postings, we continue to believe that the risk factor requested by comment two should be included in your filing. If you do not believe a risk factor is necessary, please explain in a supplemental letter.

Reply: We add the contents in Risk Factor 11.

Old text:

“ 11. We have no business insurance

USChina Channel presently does not have any business insurance coverage and may suffer losses resulting from business interruptions, theft, or unanticipated legal expenses.”

Revised:

“   11.  We have no business insurance to basically cover losses resulting from business interruptions, theft, or unanticipated legal expenses. For example, in our website, we previously published some article to make statements that some Chinese company had noncompliance with the federal securities laws. Such statements purely based on our opinions, not based on findings by a court or regulatory body. Such statements may cause some parties to seek legal remedies against us, which may yield the unanticipated legal expenses to hurt our business substantially. “

Should you require any additional information following your review,

please contact us.

Thank you.

Sincerely Yours,

/s/Andrew Chien